Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - shares					3 Months Ended	12 Months Ended
	Nov. 17, 2022	Jul. 25, 2022	Oct. 25, 2021	Jul. 31, 2021	Oct. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	6,191,770	4,626,667		1,437,500
Common stock shares outstanding	1,500,000			2,156,250	2,448,500	2,156,250	20,191,770	2,448,500	9,333,333
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			718,750
Common stock shares outstanding			2,156,250
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock forfeiture				187,500	281,250	281,250